ACQUISITIONS - AccorHotels (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended			12 Months Ended
	Jan. 31, 2016 CNY (¥) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
Acquisitions
Total consideration				¥ 1,143,521
Net revenue		$ 528,415	¥ 3,582,287	3,094,904
Net income		79,318	¥ 537,722	¥ 384,888
Fair values of assets acquired and liabilities assumed:
Goodwill		$ 315,181			¥ 171,504	¥ 2,136,710	¥ 108,344
AAPC LUB
Acquisitions
Noncontrolling interest (as a percent)	28.00%
Accor
Acquisitions
Percentage of ownership interest acquired	100.00%
Cash consideration	¥ 120,439
Total consideration	¥ 1,143,521
Number of shares issued as share consideration | shares	24,895,543
Net revenue					152,595
Net income					64,047
Business acquisition, pro forma information
Pro forma net revenue					6,548,083
Pro forma net income					806,921
Fair values of assets acquired and liabilities assumed:
Current assets					207,396
Property and equipment					311,045
Long-term investments					417,604
Goodwill					63,160
Other noncurrent assets					1,664
Current liabilities					(38,634)
Deferred tax liabilities					(42,952)
Total					¥ 1,263,960
Accor | Minimum
Fair values of assets acquired and liabilities assumed:
Amortization period of property and equipment					5 years
Accor | Maximum
Fair values of assets acquired and liabilities assumed:
Amortization period of property and equipment					30 years
Accor | Master brand agreement
Fair values of assets acquired and liabilities assumed:
Intangible assets					¥ 192,000
Accor | Favorable lease agreements
Fair values of assets acquired and liabilities assumed:
Intangible assets					3,009
Accor | Land use rights
Fair values of assets acquired and liabilities assumed:
Intangible assets					¥ 149,668